SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 94.5%
Fannie Mae — 60.5%
$20,900,000	(TBA), 2.50%, 1/1/55	$17,016,383
45,500,000	(TBA), 2.00%, 1/1/55	35,379,298
41,433	Pool #258022, 5.50%, 5/1/34	42,119
37,529	Pool #258070, 5.00%, 6/1/34	37,525
42,107	Pool #258157, 5.00%, 8/1/34	42,104
43,727	Pool #258163, 5.50%, 8/1/34	44,450
64,577	Pool #258251, 5.50%, 1/1/35	65,648
76,366	Pool #258305, 5.00%, 3/1/35	76,274
45,841	Pool #258394, 5.00%, 5/1/35	45,785
34,149	Pool #258410, 5.00%, 4/1/35	34,108
72,504	Pool #258450, 5.50%, 8/1/35	73,712
126,017	Pool #258627, 5.50%, 2/1/36	128,118
17,663	Pool #258737, 5.50%, 12/1/35	17,942
17,243	Pool #259378, 6.00%, 12/1/31	17,660
12,486	Pool #259393, 6.00%, 1/1/32	12,788
27,558	Pool #259590, 5.50%, 11/1/32	27,986
62,728	Pool #259611, 5.50%, 11/1/32	63,710
21,517	Pool #259671, 5.50%, 2/1/33	21,851
51,849	Pool #259686, 5.50%, 3/1/33	52,682
930	Pool #259725, 5.00%, 5/1/33	931
40,127	Pool #259761, 5.00%, 6/1/33	40,167
58,156	Pool #259777, 5.00%, 7/1/33	58,214
33,075	Pool #259789, 5.00%, 7/1/33	33,107
33,879	Pool #259830, 5.00%, 8/1/33	33,912
22,131	Pool #259848, 5.00%, 9/1/33	22,153
48,471	Pool #259867, 5.50%, 10/1/33	49,250
27,959	Pool #259869, 5.50%, 10/1/33	28,408
24,137	Pool #259998, 5.00%, 3/1/34	24,135
243,707	Pool #470828, 3.53%, 3/1/32	226,329
155	Pool #576445, 6.00%, 1/1/31	155
19,916	Pool #579402, 6.50%, 4/1/31	20,571
18,705	Pool #583728, 6.50%, 6/1/31	19,320
7,315	Pool #590931, 6.50%, 7/1/31	7,557
27,205	Pool #607611, 6.50%, 11/1/31	28,100
25,211	Pool #644437, 6.50%, 6/1/32	26,161
535,028	Pool #663159, 5.00%, 7/1/32	535,415
24,003	Pool #670278, 5.50%, 11/1/32	24,376
5,079	Pool #676702, 5.50%, 11/1/32	5,158
33,746	Pool #677591, 5.50%, 12/1/32	34,275
7,364	Pool #681883, 6.00%, 3/1/33	7,588
138,585	Pool #695961, 5.50%, 1/1/33	140,759
86,826	Pool #696407, 5.50%, 4/1/33	88,221
233,368	Pool #702478, 5.50%, 6/1/33	237,120
74,749	Pool #702479, 5.00%, 6/1/33	74,823
26,734	Pool #723066, 5.00%, 4/1/33	26,760

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$112,334	Pool #723067, 5.50%, 5/1/33	$114,139
100,302	Pool #723070, 4.50%, 5/1/33	98,782
161,443	Pool #727311, 4.50%, 9/1/33	159,002
88,918	Pool #727312, 5.00%, 9/1/33	89,005
44,843	Pool #727315, 6.00%, 10/1/33	46,216
26,137	Pool #738589, 5.00%, 9/1/33	26,162
32,431	Pool #739269, 5.00%, 9/1/33	32,463
57,495	Pool #748041, 4.50%, 10/1/33	56,625
59,904	Pool #749891, 5.00%, 9/1/33	59,963
55,783	Pool #753533, 5.00%, 11/1/33	55,838
28,527	Pool #755679, 6.00%, 1/1/34	29,396
262,990	Pool #777621, 5.00%, 2/1/34	263,251
58,063	Pool #781741, 6.00%, 9/1/34	59,842
30,373	Pool #781959, 5.50%, 6/1/34	30,876
18,677	Pool #783893, 5.50%, 12/1/34	18,986
52,091	Pool #783929, 5.50%, 10/1/34	52,952
43,549	Pool #799548, 6.00%, 9/1/34	44,890
485,360	Pool #806754, 4.50%, 9/1/34	477,825
204,956	Pool #806757, 6.00%, 9/1/34	211,275
238,818	Pool #806761, 5.50%, 9/1/34	242,791
81,600	Pool #808205, 5.00%, 1/1/35	81,594
140,275	Pool #815009, 5.00%, 4/1/35	140,106
36,994	Pool #820336, 5.00%, 9/1/35	36,950
74,579	Pool #822008, 5.00%, 5/1/35	74,489
112,915	Pool #829276, 5.00%, 8/1/35	112,779
78,015	Pool #829649, 5.50%, 3/1/35	79,305
8,093	Pool #844361, 5.50%, 11/1/35	8,228
21,418	Pool #845245, 5.50%, 11/1/35	21,773
15,909	Pool #866969, 6.00%, 2/1/36	16,486
60,939	Pool #884693, 5.50%, 4/1/36	61,913
162,890	Pool #885724, 5.50%, 6/1/36	165,493
55,309	Pool #919368, 5.50%, 4/1/37	56,198
219,514	Pool #922582, 6.00%, 12/1/36	228,117
79,862	Pool #934941, 5.00%, 8/1/39	79,411
241,817	Pool #934942, 5.00%, 9/1/39	240,449
161,040	Pool #948600, 6.00%, 8/1/37	167,413
58,055	Pool #952678, 6.50%, 8/1/37	61,218
79,019	Pool #986239, 6.00%, 7/1/38	82,141
100,402	Pool #986957, 5.50%, 7/1/38	102,202
133,910	Pool #990617, 5.50%, 9/1/38	136,307
127,774	Pool #AA0645, 4.50%, 3/1/39	124,284
112,900	Pool #AA3207, 4.50%, 3/1/39	109,817
86,886	Pool #AA7042, 4.50%, 6/1/39	84,513
214,154	Pool #AA7658, 4.00%, 6/1/39	202,385
569,208	Pool #AB7798, 3.00%, 1/1/43	504,071
770,207	Pool #AB9204, 3.00%, 4/1/43	681,723
60,268	Pool #AC1463, 5.00%, 8/1/39	59,928
217,145	Pool #AC2109, 4.50%, 7/1/39	211,214

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$217,681	Pool #AC4395, 5.00%, 9/1/39	$216,452
81,639	Pool #AC5329, 5.00%, 10/1/39	81,178
166,738	Pool #AC6305, 5.00%, 11/1/39	165,795
117,239	Pool #AC6307, 5.00%, 12/1/39	116,575
246,504	Pool #AC6790, 5.00%, 12/1/39	245,110
260,599	Pool #AC7199, 5.00%, 12/1/39	259,124
244,911	Pool #AD1470, 5.00%, 2/1/40	243,097
494,295	Pool #AD1471, 4.50%, 2/1/40	480,785
353,126	Pool #AD1585, 4.50%, 2/1/40	343,474
291,574	Pool #AD1586, 5.00%, 1/1/40	289,923
186,967	Pool #AD1638, 4.50%, 2/1/40	181,398
119,209	Pool #AD1640, 4.50%, 3/1/40	115,657
473,910	Pool #AD1942, 4.50%, 1/1/40	460,957
136,994	Pool #AD1988, 4.50%, 2/1/40	133,250
152,488	Pool #AD2896, 5.00%, 3/1/40	151,356
9,159	Pool #AD4456, 4.50%, 4/1/40	8,886
362,485	Pool #AD4458, 4.50%, 4/1/40	351,723
160,221	Pool #AD4940, 4.50%, 6/1/40	155,455
58,465	Pool #AD4946, 4.50%, 6/1/40	56,726
100,881	Pool #AD5728, 5.00%, 4/1/40	100,132
44,794	Pool #AD7242, 4.50%, 7/1/40	43,459
77,014	Pool #AD7256, 4.50%, 7/1/40	74,728
205,402	Pool #AD7271, 4.50%, 7/1/40	199,274
223,025	Pool #AD7272, 4.50%, 7/1/40	216,403
74,818	Pool #AD8960, 5.00%, 6/1/40	74,263
280,070	Pool #AD9614, 4.50%, 8/1/40	271,726
608,778	Pool #AE2012, 4.00%, 9/1/40	575,347
99,577	Pool #AE2023, 4.00%, 9/1/40	94,117
156,270	Pool #AE5432, 4.00%, 10/1/40	147,695
280,511	Pool #AE5435, 4.50%, 9/1/40	272,150
106,730	Pool #AE5806, 4.50%, 9/1/40	103,550
248,767	Pool #AE5861, 4.00%, 10/1/40	235,106
110,692	Pool #AE5862, 4.00%, 10/1/40	104,620
231,430	Pool #AE6850, 4.00%, 10/1/40	218,721
130,255	Pool #AE7699, 4.00%, 11/1/40	123,100
350,329	Pool #AE7703, 4.00%, 10/1/40	331,086
107,068	Pool #AH0300, 4.00%, 11/1/40	101,196
127,317	Pool #AH0301, 3.50%, 11/1/40	116,388
101,259	Pool #AH0306, 4.00%, 12/1/40	95,707
312,202	Pool #AH0508, 4.00%, 11/1/40	295,057
407,968	Pool #AH0537, 4.00%, 12/1/40	385,591
466,506	Pool #AH0914, 4.50%, 11/1/40	452,609
227,580	Pool #AH0917, 4.00%, 12/1/40	215,082
185,989	Pool #AH1077, 4.00%, 1/1/41	175,772
166,594	Pool #AH2973, 4.00%, 12/1/40	157,460
196,523	Pool #AH2980, 4.00%, 1/1/41	185,744
496,183	Pool #AH5656, 4.00%, 1/1/41	468,967

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$289,334	Pool #AH5658, 4.00%, 2/1/41	$273,445
186,168	Pool #AH5662, 4.00%, 2/1/41	175,960
39,282	Pool #AH5882, 4.00%, 2/1/26	39,011
138,037	Pool #AH6764, 4.00%, 3/1/41	130,457
396,624	Pool #AH6768, 4.00%, 3/1/41	373,885
269,580	Pool #AH7281, 4.00%, 3/1/41	254,125
96,795	Pool #AH7526, 4.50%, 3/1/41	93,691
361,207	Pool #AH7537, 4.00%, 3/1/41	340,499
123,880	Pool #AH8878, 4.50%, 4/1/41	119,901
61,747	Pool #AH8885, 4.50%, 4/1/41	59,768
21,703	Pool #AH9050, 3.50%, 2/1/26	21,501
310,278	Pool #AI0114, 4.00%, 3/1/41	292,490
217,237	Pool #AI1846, 4.50%, 5/1/41	210,261
246,135	Pool #AI1847, 4.50%, 5/1/41	238,244
351,734	Pool #AI1848, 4.50%, 5/1/41	340,439
274,740	Pool #AI1849, 4.50%, 5/1/41	265,923
153,169	Pool #AJ0651, 4.00%, 8/1/41	144,387
505,897	Pool #AJ9133, 4.00%, 1/1/42	476,894
185,792	Pool #AK6715, 3.50%, 3/1/42	169,567
307,601	Pool #AK6716, 3.50%, 3/1/42	280,739
149,265	Pool #AK6718, 3.50%, 2/1/42	136,232
206,102	Pool #AM6907, 3.68%, 10/1/32	189,447
350,000	Pool #AN0360, 3.95%, 12/1/45	285,443
836,284	Pool #AN2066, 2.75%, 7/1/26	813,011
851,447	Pool #AN2746, 2.30%, 9/1/26	820,606
769,215	Pool #AN5053, 3.34%, 4/1/27	748,717
189,482	Pool #AN6580, 3.36%, 9/1/29	178,896
866,573	Pool #AN7154, 3.21%, 10/1/32	781,656
1,968,533	Pool #AN8055, 3.05%, 1/1/30	1,825,951
1,482,722	Pool #AN8121, 3.16%, 1/1/35	1,270,437
484,199	Pool #AN8915, 3.48%, 4/1/30	455,145
169,026	Pool #AO2923, 3.50%, 5/1/42	154,272
519,226	Pool #AO8029, 3.50%, 7/1/42	473,882
118,033	Pool #AP7483, 3.50%, 9/1/42	107,725
83,256	Pool #AQ6710, 2.50%, 10/1/27	81,263
540,378	Pool #AQ7193, 3.50%, 7/1/43	492,429
111,706	Pool #AR6928, 3.00%, 3/1/43	98,880
723,332	Pool #AS3494, 4.00%, 10/1/44	675,595
173,281	Pool #AS3929, 4.00%, 12/1/44	161,845
209,021	Pool #AS4070, 4.00%, 12/1/44	194,587
136,879	Pool #AS4390, 3.50%, 2/1/45	123,999
157,903	Pool #AS4732, 3.50%, 4/1/45	142,621
455,369	Pool #AS4905, 3.50%, 4/1/45	411,324
866,435	Pool #AS5341, 3.50%, 7/1/45	782,630
233,451	Pool #AS5576, 4.00%, 8/1/45	217,940
382,786	Pool #AS5919, 3.50%, 9/1/45	346,795
201,126	Pool #AS6303, 4.00%, 11/1/45	187,743
553,240	Pool #AS6778, 3.50%, 3/1/46	498,969

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$248,215	Pool #AS6958, 3.50%, 4/1/46	$224,188
689,374	Pool #AS7138, 3.50%, 5/1/46	620,984
357,816	Pool #AS7139, 3.50%, 5/1/46	322,318
650,554	Pool #AS7334, 3.00%, 6/1/46	567,100
689,844	Pool #AS7335, 3.00%, 5/1/46	599,382
306,925	Pool #AS7336, 3.00%, 6/1/46	262,710
1,162,089	Pool #AS7504, 3.00%, 7/1/46	1,009,700
421,488	Pool #AS7516, 3.00%, 7/1/46	366,216
276,785	Pool #AS7517, 3.00%, 6/1/46	241,979
113,950	Pool #AS7518, 3.00%, 7/1/46	99,771
141,695	Pool #AS7674, 3.00%, 8/1/46	123,114
928,419	Pool #AS7676, 3.00%, 8/1/46	806,671
221,472	Pool #AS8289, 3.00%, 10/1/46	192,429
703,712	Pool #AS8633, 3.50%, 1/1/47	633,899
287,579	Pool #AS8776, 3.50%, 2/1/47	259,050
319,249	Pool #AS9381, 4.00%, 4/1/47	296,549
151,292	Pool #AS9549, 4.00%, 5/1/47	140,635
559,814	Pool #AS9550, 4.00%, 5/1/47	519,422
179,978	Pool #AS9825, 4.00%, 6/1/47	167,180
397,467	Pool #AT2688, 3.00%, 5/1/43	352,002
154,653	Pool #AT3963, 2.50%, 3/1/28	150,099
56,342	Pool #AT7873, 2.50%, 6/1/28	54,783
31,367	Pool #AU0971, 3.50%, 8/1/43	28,584
337,686	Pool #AU2165, 3.50%, 7/1/43	307,722
305,664	Pool #AU2188, 3.50%, 8/1/43	278,542
240,163	Pool #AU7003, 4.00%, 11/1/43	225,620
164,002	Pool #AU7005, 4.00%, 11/1/43	154,052
110,454	Pool #AV0679, 4.00%, 12/1/43	103,819
241,120	Pool #AV9282, 4.00%, 2/1/44	225,469
122,931	Pool #AW1565, 4.00%, 4/1/44	115,003
515,961	Pool #AW5046, 4.00%, 7/1/44	482,470
74,618	Pool #AW5047, 4.00%, 7/1/44	70,068
97,441	Pool #AW7040, 4.00%, 6/1/44	91,285
622,360	Pool #AX2884, 3.50%, 11/1/44	558,477
428,419	Pool #AX4860, 3.50%, 12/1/44	387,512
521,569	Pool #AY1389, 3.50%, 4/1/45	471,120
65,760	Pool #AY3435, 3.50%, 5/1/45	60,020
327,085	Pool #AY5571, 3.50%, 6/1/45	295,448
248,905	Pool #BC0802, 3.50%, 4/1/46	224,489
210,616	Pool #BC0804, 3.50%, 4/1/46	189,721
339,412	Pool #BC1135, 3.00%, 6/1/46	296,326
651,049	Pool #BD5021, 3.50%, 2/1/47	586,816
877,614	Pool #BD7140, 4.00%, 4/1/47	814,291
812,055	Pool #BE4232, 3.00%, 12/1/46	705,567
166,928	Pool #BE9743, 3.50%, 4/1/47	150,131
455,338	Pool #BH2665, 3.50%, 9/1/47	409,289
99,526	Pool #BH4659, 4.00%, 6/1/47	92,722

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$248,495	Pool #BJ0657, 4.00%, 2/1/48	$230,432
260,443	Pool #BJ2670, 4.00%, 4/1/48	241,527
711,912	Pool #BJ5158, 4.00%, 4/1/48	660,205
285,483	Pool #BK7685, 4.00%, 10/1/48	264,748
405,566	Pool #BK7924, 4.00%, 11/1/48	376,291
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,666,622
440,774	Pool #BL5454, 2.77%, 1/1/35	373,142
97,147	Pool #BO1263, 3.50%, 6/1/49	87,454
420,493	Pool #BO3599, 3.00%, 9/1/49	362,021
542,423	Pool #BO5263, 3.00%, 9/1/49	466,997
2,143,273	Pool #BO6771, 2.50%, 5/1/51	1,758,367
483,520	Pool #BP3417, 2.50%, 5/1/51	396,535
533,763	Pool #BP8731, 2.50%, 6/1/50	441,804
848,755	Pool #BP8741, 2.50%, 6/1/50	698,506
1,481,584	Pool #BQ4469, 2.00%, 2/1/51	1,160,793
464,810	Pool #BQ4493, 1.50%, 2/1/51	344,138
925,298	Pool #BQ7523, 2.00%, 11/1/50	725,814
668,428	Pool #BQ7524, 2.50%, 10/1/50	552,440
4,030,239	Pool #BR0940, 2.00%, 4/1/51	3,154,776
783,486	Pool #BR1037, 2.50%, 5/1/51	642,781
1,861,088	Pool #BR1113, 2.00%, 11/1/50	1,459,442
780,495	Pool #BR1114, 1.50%, 11/1/50	577,987
268,103	Pool #BR1115, 2.50%, 12/1/50	220,492
1,107,372	Pool #BR2051, 2.50%, 6/1/51	908,158
2,453,828	Pool #BR2234, 2.50%, 8/1/51	2,010,867
875,003	Pool #BR3565, 2.00%, 1/1/51	685,895
747,266	Pool #BR3566, 2.50%, 12/1/50	617,134
210,622	Pool #BR7088, 2.00%, 3/1/51	164,935
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,710,774
1,004,663	Pool #BS0345, 1.61%, 1/1/36	759,795
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,036,042
500,000	Pool #BS0915, 1.62%, 3/1/31	405,547
1,000,000	Pool #BS1281, 1.59%, 3/1/31	825,452
183,718	Pool #BS1326, 1.19%, 3/1/26	176,659
1,840,051	Pool #BS1482, 1.61%, 3/1/31	1,547,780
700,000	Pool #BS1524, 2.01%, 3/1/33	571,554
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,266,085
951,576	Pool #BS4422, 2.59%, 3/1/32	829,785
1,000,000	Pool #BS5203, 2.41%, 4/1/32	858,692
236,785	Pool #BS5840, 3.78%, 7/1/32	216,447
669,000	Pool #BS6083, 4.38%, 7/1/32	640,043
400,000	Pool #BS6178, 3.41%, 7/1/29	375,403
884,000	Pool #BS8032, 5.00%, 3/1/28	884,992
1,000,000	Pool #BS8302, 4.61%, 4/1/28	998,159
1,000,000	Pool #BS8303, 4.61%, 4/1/28	998,262
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,721,761
529,330	Pool #BS8518, 4.30%, 5/1/28	523,012
3,400,000	Pool #BS9849, 4.97%, 11/1/28	3,427,753

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$600,000	Pool #BS9972, 5.76%, 11/1/28	$620,571
1,721,013	Pool #BT6821, 2.50%, 10/1/51	1,409,271
1,197,007	Pool #BT8237, 4.00%, 6/1/52	1,095,911
235,397	Pool #BT8243, 4.00%, 6/1/52	215,481
1,648,662	Pool #BT9419, 2.50%, 11/1/51	1,349,514
1,062,284	Pool #BU1334, 2.50%, 2/1/52	868,545
1,748,491	Pool #BU1337, 3.00%, 2/1/52	1,492,318
188,663	Pool #BV4205, 3.00%, 2/1/52	161,069
2,443,901	Pool #BV8876, 3.50%, 4/1/52	2,164,192
1,400,000	Pool #BZ0540, 5.04%, 2/1/34	1,406,499
542,625	Pool #CA0114, 3.50%, 8/1/47	487,748
543,238	Pool #CA0334, 3.50%, 9/1/47	488,464
155,417	Pool #CA0536, 3.50%, 10/1/47	139,747
569,690	Pool #CA0551, 4.00%, 10/1/47	528,585
252,767	Pool #CA0565, 3.50%, 10/1/47	227,332
231,363	Pool #CA0743, 3.50%, 11/1/47	208,082
622,395	Pool #CA0825, 3.50%, 12/1/47	559,452
611,908	Pool #CA0981, 3.50%, 12/1/47	550,025
179,661	Pool #CA1070, 3.50%, 1/1/48	161,546
458,698	Pool #CA1115, 3.50%, 1/1/48	412,309
882,104	Pool #CA1130, 3.50%, 1/1/48	792,896
176,651	Pool #CA1131, 3.50%, 2/1/48	158,840
276,550	Pool #CA1132, 3.50%, 1/1/48	248,582
200,868	Pool #CA1144, 3.50%, 2/1/48	180,554
74,439	Pool #CA1152, 3.50%, 2/1/48	66,911
380,001	Pool #CA1160, 3.50%, 2/1/48	341,764
447,216	Pool #CA1161, 3.50%, 2/1/48	401,836
264,438	Pool #CA1338, 4.00%, 3/1/48	245,216
529,614	Pool #CA1339, 3.50%, 3/1/48	475,873
171,400	Pool #CA1418, 4.00%, 3/1/48	158,941
178,266	Pool #CA1468, 4.00%, 3/1/48	165,313
454,965	Pool #CA1469, 4.00%, 3/1/48	421,894
166,684	Pool #CA1471, 4.00%, 3/1/48	154,652
1,033,815	Pool #CA1507, 4.00%, 4/1/48	958,729
383,254	Pool #CA1610, 3.50%, 3/1/48	344,365
392,703	Pool #CA1611, 4.00%, 4/1/48	364,181
392,108	Pool #CA1612, 3.50%, 4/1/48	352,178
475,806	Pool #CA1613, 4.00%, 4/1/48	441,248
184,629	Pool #CA2381, 4.00%, 9/1/48	171,214
204,879	Pool #CA2440, 4.00%, 9/1/48	189,986
163,763	Pool #CA2441, 4.00%, 10/1/48	151,942
157,391	Pool #CA2442, 4.00%, 10/1/48	146,030
195,344	Pool #CA2443, 4.00%, 10/1/48	181,151
185,215	Pool #CA2468, 4.00%, 10/1/48	171,757
442,986	Pool #CA2594, 4.00%, 11/1/48	411,321
237,098	Pool #CA2913, 4.00%, 1/1/49	219,878
297,703	Pool #CA3042, 4.00%, 1/1/49	276,078

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$339,158	Pool #CA3043, 4.00%, 2/1/49	$314,514
164,716	Pool #CA3045, 4.50%, 1/1/49	157,515
26,622	Pool #CA3132, 4.00%, 2/1/49	24,672
152,437	Pool #CA3557, 3.50%, 5/1/49	136,939
343,041	Pool #CA3628, 3.50%, 6/1/49	306,987
188,517	Pool #CA3793, 3.50%, 6/1/49	169,043
130,684	Pool #CA3936, 3.50%, 7/1/49	117,184
402,174	Pool #CA4043, 3.00%, 8/1/49	346,250
472,612	Pool #CA4320, 3.00%, 9/1/49	406,893
308,385	Pool #CA5106, 3.00%, 1/1/50	265,502
405,876	Pool #CA5132, 3.00%, 2/1/50	349,437
657,888	Pool #CA5309, 3.00%, 3/1/50	565,691
518,675	Pool #CA5312, 3.00%, 3/1/50	446,141
1,102,596	Pool #CA6151, 2.50%, 6/1/50	907,753
274,772	Pool #CA6251, 3.00%, 6/1/50	236,639
1,022,714	Pool #CA6263, 2.50%, 7/1/50	841,670
1,222,212	Pool #CA6966, 2.00%, 9/1/50	959,116
2,189,893	Pool #CA6967, 2.00%, 9/1/50	1,719,137
1,315,890	Pool #CA6968, 2.00%, 9/1/50	1,032,628
1,025,744	Pool #CA6969, 2.00%, 9/1/50	805,242
1,235,002	Pool #CA6971, 2.50%, 9/1/50	1,016,450
1,022,920	Pool #CA6972, 2.50%, 8/1/50	841,205
959,020	Pool #CA6973, 2.50%, 9/1/50	788,656
880,181	Pool #CA7258, 2.50%, 9/1/50	724,420
1,129,432	Pool #CA7259, 2.50%, 9/1/50	929,562
1,377,981	Pool #CA7317, 2.00%, 10/1/50	1,080,925
1,728,110	Pool #CA7549, 2.00%, 10/1/50	1,355,576
1,371,572	Pool #CA7917, 2.00%, 11/1/50	1,085,144
846,022	Pool #CA8069, 1.50%, 12/1/50	626,446
1,024,493	Pool #CA8070, 2.00%, 12/1/50	803,307
3,559,677	Pool #CA8077, 2.00%, 12/1/50	2,791,148
615,498	Pool #CA8425, 1.50%, 12/1/50	458,637
1,001,775	Pool #CA8432, 2.00%, 12/1/50	785,268
1,299,638	Pool #CA8685, 1.50%, 1/1/51	962,331
3,783,555	Pool #CA8811, 2.00%, 1/1/51	2,964,343
3,997,725	Pool #CA9048, 2.00%, 2/1/51	3,132,141
274,071	Pool #CB0245, 2.50%, 4/1/51	224,851
704,883	Pool #CB0437, 2.50%, 5/1/51	578,295
601,323	Pool #CB0480, 2.50%, 5/1/51	493,146
90,221	Pool #CB0576, 2.50%, 5/1/51	74,218
254,866	Pool #CB0582, 2.50%, 5/1/51	209,016
1,877,919	Pool #CB0688, 2.50%, 6/1/51	1,540,926
413,591	Pool #CB0689, 2.50%, 6/1/51	339,187
839,978	Pool #CB0972, 2.50%, 6/1/51	688,607
463,827	Pool #CB1003, 2.50%, 7/1/51	380,241
294,964	Pool #CB1010, 2.50%, 7/1/51	241,809
1,157,466	Pool #CB1060, 2.00%, 7/1/51	904,600
1,858,439	Pool #CB1311, 2.50%, 8/1/51	1,522,956

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$1,665,971	Pool #CB1444, 2.50%, 8/1/51	$1,364,716
952,928	Pool #CB1515, 2.50%, 8/1/51	780,611
1,486,000	Pool #CB1532, 2.50%, 9/1/51	1,217,289
1,175,819	Pool #CB1809, 2.50%, 10/1/51	962,832
764,757	Pool #CB1956, 2.50%, 10/1/51	629,317
776,113	Pool #CB2029, 2.50%, 11/1/51	635,289
1,700,676	Pool #CB2205, 2.50%, 11/1/51	1,391,563
690,930	Pool #CB2268, 2.50%, 12/1/51	565,347
482,601	Pool #CB2467, 2.50%, 12/1/51	394,734
1,735,259	Pool #CB2515, 2.50%, 12/1/51	1,419,322
2,594,275	Pool #CB2761, 3.00%, 2/1/52	2,214,185
5,563,597	Pool #CB2797, 3.00%, 2/1/52	4,748,470
5,325,392	Pool #CB2938, 3.00%, 2/1/52	4,527,412
1,140,775	Pool #CB3052, 3.00%, 2/1/52	969,836
872,834	Pool #CB3249, 3.00%, 4/1/52	746,313
1,922,705	Pool #CB3281, 3.50%, 4/1/52	1,702,648
417,362	Pool #CB3413, 3.50%, 4/1/52	371,548
782,861	Pool #CB3489, 2.50%, 4/1/52	638,971
630,071	Pool #CB3490, 3.00%, 4/1/52	535,512
7,309,199	Pool #CB3797, 4.00%, 6/1/52	6,691,887
5,122,439	Pool #CB4056, 4.50%, 7/1/52	4,825,865
2,858,617	Pool #CB4208, 4.50%, 7/1/52	2,693,112
2,332,413	Pool #CB4272, 4.50%, 7/1/52	2,197,013
9,230,306	Pool #CB4314, 4.50%, 8/1/52	8,694,471
11,635,154	Pool #CB4463, 4.50%, 8/1/52	10,957,914
334,579	Pool #CB4473, 4.50%, 8/1/52	316,403
4,520,505	Pool #CB4539, 4.50%, 9/1/52	4,257,383
4,268,243	Pool #CB4595, 4.00%, 9/1/52	3,905,775
5,764,061	Pool #CB4767, 5.00%, 9/1/52	5,584,014
2,523,592	Pool #CB4966, 5.50%, 10/1/52	2,498,523
1,595,090	Pool #CB4967, 5.50%, 10/1/52	1,581,074
9,339,573	Pool #CB5037, 5.50%, 11/1/52	9,244,901
3,981,455	Pool #CB5048, 6.00%, 11/1/52	4,004,298
5,545,094	Pool #CB5166, 6.00%, 11/1/52	5,576,909
2,752,186	Pool #CB5199, 6.00%, 11/1/52	2,767,977
2,321,172	Pool #CB5202, 6.50%, 11/1/52	2,373,896
387,972	Pool #CB5220, 6.50%, 12/1/52	396,524
3,137,960	Pool #CB5343, 6.00%, 12/1/52	3,155,964
276,036	Pool #CB5344, 6.50%, 12/1/52	285,347
1,690,038	Pool #CB5385, 6.00%, 12/1/52	1,699,021
2,316,888	Pool #CB5549, 6.00%, 1/1/53	2,330,181
889,835	Pool #CB5586, 6.00%, 1/1/53	894,565
4,452,290	Pool #CB5728, 5.50%, 2/1/53	4,405,532
1,414,780	Pool #CB5732, 5.50%, 2/1/53	1,399,577
4,496,890	Pool #CB5797, 5.50%, 3/1/53	4,442,271
1,885,991	Pool #CB5804, 6.00%, 2/1/53	1,896,794
2,604,351	Pool #CB5946, 5.50%, 3/1/53	2,572,718

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$2,131,407	Pool #CB5980, 5.50%, 3/1/53	$2,105,984
179,915	Pool #CB6005, 5.50%, 4/1/53	177,769
1,874,106	Pool #CB6126, 5.00%, 4/1/53	1,808,529
440,656	Pool #CB6138, 5.00%, 4/1/53	425,310
608,271	Pool #CB6208, 5.50%, 5/1/53	600,977
393,929	Pool #CB6368, 5.00%, 5/1/53	380,145
1,218,383	Pool #CB6400, 5.00%, 5/1/53	1,175,751
1,364,416	Pool #CB6564, 5.50%, 6/1/53	1,347,888
330,700	Pool #CB6607, 5.50%, 7/1/53	326,879
333,408	Pool #CB6783, 5.00%, 7/1/53	322,527
220,349	Pool #CB6826, 5.50%, 7/1/53	218,155
1,813,591	Pool #CB6953, 5.50%, 8/1/53	1,790,889
2,237,944	Pool #CB6955, 6.00%, 8/1/53	2,250,763
2,582,261	Pool #CB7160, 6.50%, 9/1/53	2,638,942
275,253	Pool #CB7202, 6.50%, 10/1/53	281,473
3,326,156	Pool #CB7222, 5.50%, 10/1/53	3,284,315
1,109,493	Pool #CB7223, 6.00%, 10/1/53	1,115,694
632,744	Pool #CB7362, 6.00%, 10/1/53	639,503
2,631,038	Pool #CB7376, 6.00%, 10/1/53	2,644,714
2,173,614	Pool #CB7454, 6.00%, 11/1/53	2,184,913
527,743	Pool #CB7455, 6.50%, 11/1/53	543,865
213,132	Pool #CB7467, 6.50%, 11/1/53	219,643
469,982	Pool #CB7548, 6.50%, 11/1/53	483,116
2,138,848	Pool #CB7585, 6.50%, 11/1/53	2,187,184
1,113,348	Pool #CB7586, 7.00%, 12/1/53	1,153,537
1,098,968	Pool #CB7625, 6.50%, 12/1/53	1,132,542
1,823,210	Pool #CB7683, 6.00%, 12/1/53	1,832,687
2,067,271	Pool #CB7704, 6.50%, 12/1/53	2,112,648
1,319,654	Pool #CB7728, 7.00%, 12/1/53	1,366,806
349,101	Pool #CB7733, 6.50%, 12/1/53	356,764
1,299,785	Pool #CB7918, 6.00%, 1/1/54	1,312,724
906,639	Pool #CB7919, 6.50%, 1/1/54	931,974
1,909,648	Pool #CB8093, 5.50%, 3/1/54	1,884,418
1,838,278	Pool #CB8094, 6.00%, 2/1/54	1,858,130
1,974,721	Pool #CB8108, 5.50%, 3/1/54	1,950,309
2,145,473	Pool #CB8261, 5.50%, 3/1/54	2,117,752
1,062,903	Pool #CB8284, 5.50%, 4/1/54	1,049,169
1,246,758	Pool #CB8285, 6.00%, 4/1/54	1,266,773
837,226	Pool #CB8445, 6.50%, 5/1/54	860,337
1,065,155	Pool #CB8463, 6.00%, 5/1/54	1,078,659
754,034	Pool #CB8585, 5.00%, 5/1/54	727,606
1,232,231	Pool #CB8587, 6.00%, 5/1/54	1,247,854
1,300,523	Pool #CB8618, 6.00%, 5/1/54	1,317,011
782,034	Pool #CB8795, 6.00%, 6/1/54	791,120
2,662,292	Pool #CB8936, 5.50%, 7/1/54	2,630,636
4,237,795	Pool #CB9076, 5.50%, 8/1/54	4,183,039
574,981	Pool #CB9265, 5.00%, 9/1/54	554,943
2,509,116	Pool #CB9267, 5.50%, 9/1/54	2,476,695

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$2,318,525	Pool #CB9420, 5.00%, 10/1/54	$2,260,931
2,247,935	Pool #CB9600, 5.50%, 11/1/54	2,221,206
1,736,550	Pool #CB9603, 6.00%, 11/1/54	1,745,478
486,500	Pool #CB9718, 5.00%, 12/1/54	470,142
551,500	Pool #CB9720, 5.50%, 12/1/54	544,214
43,148	Pool #MC0013, 5.50%, 12/1/38	43,920
70,300	Pool #MC0014, 5.50%, 12/1/38	71,556
58,583	Pool #MC0016, 5.50%, 11/1/38	59,631
73,252	Pool #MC0127, 4.50%, 7/1/39	71,252
223,659	Pool #MC0154, 4.50%, 8/1/39	217,542
73,767	Pool #MC0160, 4.50%, 8/1/39	71,752
141,613	Pool #MC0177, 4.50%, 9/1/39	137,745
101,473	Pool #MC0270, 4.50%, 3/1/40	98,454
128,663	Pool #MC0584, 4.00%, 1/1/42	121,286
		414,646,485
Freddie Mac — 29.3%
404,547	Pool #Q63813, 3.50%, 4/1/49	362,482
1,036,131	Pool #QB5731, 2.00%, 11/1/50	812,753
1,785,946	Pool #QB5732, 2.50%, 11/1/50	1,467,577
1,477,216	Pool #QB6982, 2.00%, 11/1/50	1,158,287
356,018	Pool #QB6992, 1.50%, 12/1/50	263,645
1,043,446	Pool #QC4676, 2.50%, 7/1/51	855,408
747,339	Pool #QC6090, 2.50%, 8/1/51	614,314
1,448,342	Pool #QC6108, 2.50%, 8/1/51	1,186,440
993,330	Pool #QC6643, 2.50%, 8/1/51	813,707
982,148	Pool #QC9175, 2.50%, 10/1/51	806,718
1,597,157	Pool #QD0152, 2.50%, 10/1/51	1,307,355
258,221	Pool #QD1762, 2.00%, 11/1/51	201,569
2,326,702	Pool #QD4183, 2.50%, 12/1/51	1,903,803
804,434	Pool #QD7419, 3.00%, 2/1/52	686,774
374,762	Pool #QE0994, 3.50%, 4/1/52	331,899
3,130,160	Pool #QE2342, 4.00%, 5/1/52	2,866,282
4,705,714	Pool #QE7866, 4.00%, 8/1/52	4,306,825
1,149,689	Pool #QE9025, 4.00%, 8/1/52	1,052,234
472,133	Pool #QE9026, 5.00%, 8/1/52	457,678
1,024,418	Pool #QE9027, 4.50%, 8/1/52	964,949
1,372,731	Pool #QF0539, 4.00%, 9/1/52	1,256,155
240,421	Pool #QG5944, 5.00%, 6/1/53	232,341
235,118	Pool #RA1234, 3.50%, 8/1/49	210,422
243,668	Pool #RA1382, 3.00%, 9/1/49	209,785
1,293,287	Pool #RA1383, 3.00%, 9/1/49	1,113,450
245,342	Pool #RA1470, 3.00%, 10/1/49	211,226
261,521	Pool #RA1713, 3.00%, 11/1/49	225,156
455,077	Pool #RA1714, 3.00%, 11/1/49	391,797
606,525	Pool #RA1716, 3.00%, 11/1/49	522,185
451,966	Pool #RA1724, 2.50%, 10/1/49	372,395
361,700	Pool #RA1979, 3.00%, 12/1/49	311,415

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$639,148	Pool #RA1987, 3.00%, 12/1/49	$550,272
1,295,731	Pool #RA1988, 3.00%, 1/1/50	1,115,554
714,274	Pool #RA2158, 3.00%, 2/1/50	614,397
712,049	Pool #RA2162, 3.00%, 2/1/50	612,482
702,129	Pool #RA2255, 3.00%, 3/1/50	603,950
1,022,433	Pool #RA2256, 3.00%, 3/1/50	879,465
693,215	Pool #RA2340, 3.00%, 3/1/50	596,067
280,067	Pool #RA2395, 2.50%, 4/1/50	230,749
1,318,535	Pool #RA3207, 2.50%, 7/1/50	1,086,019
2,717,836	Pool #RA3208, 2.50%, 7/1/50	2,235,874
791,495	Pool #RA3339, 2.00%, 8/1/50	621,349
1,193,479	Pool #RA3552, 2.00%, 9/1/50	936,920
1,106,676	Pool #RA3553, 2.50%, 8/1/50	911,177
2,656,873	Pool #RA3679, 2.00%, 9/1/50	2,084,907
1,468,106	Pool #RA3680, 2.50%, 9/1/50	1,207,307
431,901	Pool #RA3733, 2.00%, 10/1/50	338,959
514,251	Pool #RA3734, 2.50%, 10/1/50	423,247
400,597	Pool #RA3747, 2.00%, 9/1/50	314,516
1,522,450	Pool #RA3751, 2.00%, 10/1/50	1,201,786
2,408,799	Pool #RA3803, 1.50%, 12/1/50	1,783,621
376,247	Pool #RA3861, 1.50%, 10/1/50	278,674
1,441,482	Pool #RA3862, 2.00%, 10/1/50	1,131,162
1,353,312	Pool #RA3917, 1.50%, 10/1/50	1,002,285
2,909,722	Pool #RA3918, 2.00%, 10/1/50	2,282,420
579,971	Pool #RA3928, 1.50%, 11/1/50	429,521
190,832	Pool #RA3929, 2.00%, 10/1/50	150,776
517,930	Pool #RA4018, 2.00%, 1/1/51	405,833
673,228	Pool #RA4056, 1.50%, 11/1/50	498,551
6,678,472	Pool #RA4195, 2.00%, 12/1/50	5,236,600
4,414,326	Pool #RA4254, 2.00%, 12/1/50	3,460,289
754,178	Pool #RA4274, 1.50%, 12/1/50	558,537
824,764	Pool #RA4357, 2.00%, 1/1/51	646,442
1,218,350	Pool #RA4377, 2.00%, 2/1/51	960,224
2,003,720	Pool #RA4420, 2.00%, 1/1/51	1,569,876
2,919,405	Pool #RA4503, 2.00%, 2/1/51	2,287,298
739,604	Pool #RA4548, 2.00%, 2/1/51	579,465
1,793,126	Pool #RA4578, 2.00%, 2/1/51	1,404,173
286,378	Pool #RA4590, 2.00%, 2/1/51	224,259
251,073	Pool #RA4597, 2.00%, 2/1/51	196,711
234,855	Pool #RA4618, 2.00%, 2/1/51	184,024
777,431	Pool #RA4621, 2.00%, 2/1/51	608,796
1,308,580	Pool #RA4738, 2.00%, 3/1/51	1,024,732
3,419,275	Pool #RA4745, 2.00%, 3/1/51	2,677,589
1,340,642	Pool #RA4775, 2.00%, 3/1/51	1,049,839
974,973	Pool #RA4835, 2.50%, 3/1/51	800,182
1,925,904	Pool #RA4872, 2.50%, 4/1/51	1,580,632
7,119,300	Pool #RA5020, 2.00%, 4/1/51	5,572,820
2,795,724	Pool #RA5021, 1.50%, 4/1/51	2,069,238

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$348,053	Pool #RA5043, 2.50%, 4/1/51	$285,547
621,915	Pool #RA5045, 2.50%, 5/1/51	511,793
2,849,630	Pool #RA5068, 2.00%, 4/1/51	2,229,738
1,414,763	Pool #RA5173, 2.50%, 4/1/51	1,160,689
890,360	Pool #RA5195, 2.50%, 5/1/51	725,527
703,612	Pool #RA5197, 2.50%, 5/1/51	577,251
973,261	Pool #RA5217, 2.50%, 5/1/51	806,354
1,070,581	Pool #RA5237, 2.50%, 5/1/51	878,318
1,737,974	Pool #RA5350, 2.50%, 6/1/51	1,425,315
1,416,104	Pool #RA5387, 2.50%, 6/1/51	1,169,119
218,903	Pool #RA5404, 2.50%, 6/1/51	179,455
7,223,154	Pool #RA5427, 2.50%, 6/1/51	5,921,482
1,080,956	Pool #RA5509, 2.50%, 7/1/51	888,883
452,356	Pool #RA5525, 2.50%, 7/1/51	370,838
686,195	Pool #RA5541, 2.50%, 7/1/51	562,537
1,832,021	Pool #RA5621, 2.50%, 8/1/51	1,501,307
231,237	Pool #RA5686, 2.50%, 7/1/51	189,598
1,638,963	Pool #RA5701, 2.00%, 8/1/51	1,280,398
1,327,682	Pool #RA5719, 2.50%, 10/1/51	1,086,776
3,004,577	Pool #RA5726, 2.50%, 8/1/51	2,461,264
1,705,844	Pool #RA5796, 2.50%, 8/1/51	1,397,379
1,606,013	Pool #RA5873, 2.50%, 9/1/51	1,315,600
682,516	Pool #RA5874, 2.50%, 9/1/51	558,886
2,213,718	Pool #RA5948, 2.50%, 12/1/51	1,811,660
137,885	Pool #RA5951, 2.50%, 9/1/51	113,256
3,113,392	Pool #RA6030, 2.50%, 10/1/51	2,549,437
63,502	Pool #RA6108, 3.50%, 3/1/52	56,246
1,245,488	Pool #RA6117, 2.50%, 10/1/51	1,019,495
1,126,495	Pool #RA6276, 2.50%, 11/1/51	924,933
373,760	Pool #RA6305, 2.50%, 11/1/51	306,884
1,143,685	Pool #RA6317, 2.50%, 11/1/51	936,165
81,071	Pool #RA6389, 2.50%, 11/1/51	66,876
1,698,324	Pool #RA6516, 2.50%, 12/1/51	1,389,112
1,295,664	Pool #RA6687, 3.00%, 1/1/52	1,105,835
2,673,876	Pool #RA6743, 2.50%, 1/1/52	2,186,217
1,854,840	Pool #RA6760, 3.00%, 2/1/52	1,583,086
764,042	Pool #RA6782, 3.00%, 2/1/52	654,983
2,014,104	Pool #RA6801, 3.00%, 2/1/52	1,723,891
3,704,671	Pool #RA6858, 3.00%, 3/1/52	3,149,547
1,158,933	Pool #RA6930, 3.50%, 3/1/52	1,026,471
915,984	Pool #RA6978, 3.50%, 3/1/52	818,380
1,406,088	Pool #RA6983, 2.50%, 3/1/52	1,149,756
465,985	Pool #RA7098, 3.50%, 3/1/52	412,688
166,301	Pool #RA7146, 3.50%, 4/1/52	147,267
1,913,741	Pool #RA7162, 3.50%, 4/1/52	1,694,710
159,592	Pool #RA7284, 3.50%, 4/1/52	142,074
107,392	Pool #RA7344, 4.00%, 4/1/52	98,926

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$5,379,726	Pool #RA7454, 4.00%, 6/1/52	$4,924,537
4,138,095	Pool #RA7469, 4.00%, 5/1/52	3,788,605
8,330,764	Pool #RA7503, 4.50%, 7/1/52	7,848,438
2,526,869	Pool #RA7714, 4.50%, 7/1/52	2,380,571
2,318,615	Pool #RA7872, 4.50%, 9/1/52	2,183,656
4,782,387	Pool #RA7897, 4.50%, 9/1/52	4,504,022
3,043,312	Pool #RA8627, 5.50%, 3/1/53	3,016,339
1,641,822	Pool #RA8684, 5.00%, 3/1/53	1,588,237
296,055	Pool #RA9790, 6.00%, 9/1/53	298,799
926,944	Pool #RA9975, 6.00%, 10/1/53	932,254
3,493,754	Pool #RJ2722, 5.00%, 10/1/54	3,371,302
957,300	Pool #WA3211, 1.91%, 9/1/35	728,487
1,048,648	Pool #WA3305, 1.75%, 6/1/37	754,543
907,271	Pool #WA5002, 2.62%, 11/1/31	797,881
250,000	Pool #WN2304, 4.45%, 12/1/32	238,958
1,000,000	Pool #WN3049, 2.39%, 9/1/31	862,434
43,906	Pool #ZA4891, 3.50%, 3/1/47	39,776
200,777	Pool #ZA4892, 4.00%, 5/1/47	186,276
595,553	Pool #ZA4912, 3.50%, 5/1/47	535,324
591,110	Pool #ZA4913, 4.00%, 5/1/47	548,459
877,005	Pool #ZA5070, 3.50%, 11/1/47	788,578
366,283	Pool #ZA5174, 3.50%, 12/1/47	329,426
955,692	Pool #ZA5238, 3.50%, 2/1/48	859,042
396,092	Pool #ZA5245, 3.50%, 1/1/48	356,035
758,157	Pool #ZA5253, 3.50%, 1/1/48	681,714
348,194	Pool #ZA5254, 4.00%, 1/1/48	323,668
564,782	Pool #ZA5308, 4.00%, 1/1/48	524,031
622,569	Pool #ZA5575, 4.00%, 7/1/48	577,352
599,919	Pool #ZA5637, 4.50%, 8/1/48	572,495
500,987	Pool #ZA5645, 4.00%, 8/1/48	464,585
56,937	Pool #ZA6576, 3.50%, 4/1/49	51,282
65,716	Pool #ZI0238, 5.00%, 6/1/33	65,780
123,162	Pool #ZI0412, 5.00%, 8/1/33	123,284
54,335	Pool #ZI0543, 4.50%, 8/1/33	53,516
52,017	Pool #ZI1023, 5.50%, 11/1/33	52,852
73,035	Pool #ZI1353, 5.50%, 1/1/34	74,209
110,544	Pool #ZI1493, 5.50%, 1/1/34	112,317
88,289	Pool #ZI1524, 5.50%, 2/1/34	89,707
55,945	Pool #ZI1689, 5.50%, 4/1/34	56,870
42,522	Pool #ZI1802, 5.50%, 4/1/34	43,230
113,178	Pool #ZI1991, 5.00%, 5/1/34	113,168
63,772	Pool #ZI2332, 5.00%, 6/1/34	63,767
121,517	Pool #ZI2939, 5.50%, 12/1/34	123,547
66,649	Pool #ZI3102, 5.00%, 1/1/35	66,643
70,234	Pool #ZI3254, 5.50%, 4/1/35	71,400
149,455	Pool #ZI3507, 5.00%, 9/1/35	149,275
75,179	Pool #ZI3713, 5.00%, 5/1/35	75,087
68,851	Pool #ZI4118, 5.50%, 1/1/36	70,002

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$123,391	Pool #ZI4120, 5.50%, 1/1/36	$125,451
165,020	Pool #ZI4200, 5.50%, 2/1/36	167,769
70,687	Pool #ZI4201, 6.00%, 2/1/36	73,269
55,301	Pool #ZI4429, 5.00%, 6/1/35	55,234
49,702	Pool #ZI4521, 5.50%, 7/1/35	50,527
134,636	Pool #ZI4572, 5.50%, 8/1/35	136,879
34,864	Pool #ZI4704, 5.00%, 11/1/35	34,822
102,624	Pool #ZI4705, 5.00%, 11/1/35	102,499
43,455	Pool #ZI4706, 5.50%, 11/1/35	44,176
172,347	Pool #ZI4979, 6.00%, 6/1/36	179,165
152,474	Pool #ZI5912, 5.50%, 4/1/37	154,927
78,896	Pool #ZI6311, 5.50%, 6/1/37	80,166
53,381	Pool #ZI6814, 6.00%, 10/1/37	55,482
47,580	Pool #ZI6976, 5.50%, 7/1/37	48,349
187,786	Pool #ZI9925, 5.00%, 4/1/40	186,394
62,584	Pool #ZJ0038, 4.50%, 5/1/40	60,719
188,134	Pool #ZJ0482, 4.50%, 9/1/40	182,531
199,802	Pool #ZJ0844, 4.00%, 12/1/40	188,843
82,270	Pool #ZJ1264, 4.00%, 1/1/41	77,755
119,415	Pool #ZJ1444, 4.00%, 3/1/41	112,653
91,609	Pool #ZJ1445, 4.50%, 3/1/41	88,672
39,409	Pool #ZJ5032, 6.50%, 5/1/31	40,711
23,709	Pool #ZJ5458, 6.50%, 11/1/31	24,488
16,673	Pool #ZJ5928, 6.50%, 3/1/32	17,301
62,900	Pool #ZJ6638, 6.00%, 11/1/32	64,807
52,082	Pool #ZJ6955, 5.50%, 3/1/33	52,916
37,680	Pool #ZJ6956, 5.50%, 3/1/33	38,284
25,196	Pool #ZK4661, 2.50%, 11/1/27	24,510
260,724	Pool #ZL2630, 3.50%, 12/1/41	238,055
302,421	Pool #ZL2708, 3.50%, 1/1/42	276,126
800,287	Pool #ZL5676, 3.00%, 4/1/43	708,348
364,515	Pool #ZL6090, 3.00%, 6/1/43	322,638
173,548	Pool #ZL6097, 3.00%, 6/1/43	153,614
478,474	Pool #ZL9372, 3.00%, 4/1/45	419,386
140,856	Pool #ZL9669, 3.50%, 6/1/45	127,224
186,140	Pool #ZM1422, 3.50%, 7/1/46	167,674
206,742	Pool #ZM1423, 3.50%, 7/1/46	186,232
150,434	Pool #ZM1736, 3.00%, 9/1/46	131,337
640,530	Pool #ZM1738, 3.00%, 9/1/46	558,363
507,560	Pool #ZM8750, 4.00%, 9/1/48	470,696
275,342	Pool #ZN1022, 4.00%, 11/1/48	255,344
4,152	Pool #ZN5269, 6.50%, 10/1/31	4,289
56,729	Pool #ZN5321, 5.50%, 5/1/34	57,669
41,371	Pool #ZN5332, 5.00%, 11/1/34	41,367
555,550	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	532,286
297,292	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	286,952
677,836	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	657,288

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$246,731	Series 2018-SB56, Class A10F, 3.69%, 10/25/28(a)	$239,304
417,938	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	388,495
545,755	Series 2019-SB66, Class A5H, (SOFR30A + 0.814%), 5.48%, 6/25/39(b)	546,212
1,322,756	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,078,218
969,562	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	821,843
722,942	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	654,370
2,739,282	Series Q014, Class A1, 1.56%, 1/25/36	2,190,517
		197,693,447
Ginnie Mae — 3.0%
175,220	Pool #442423, 4.00%, 9/20/41	166,215
75,042	Pool #616936, 5.50%, 1/15/36	76,582
655,264	Pool #618363, 4.00%, 9/20/41	621,579
326,007	Pool #664269, 5.85%, 6/15/38	326,007
128,805	Pool #697672, 5.50%, 12/15/38	131,387
56,931	Pool #697814, 5.00%, 2/15/39	57,051
285,756	Pool #697885, 4.50%, 3/15/39	278,096
88,006	Pool #698112, 4.50%, 5/15/39	85,644
408,933	Pool #698113, 4.50%, 5/15/39	397,957
542,261	Pool #713519, 6.00%, 7/15/39	565,634
150,088	Pool #716822, 4.50%, 4/15/39	146,065
53,784	Pool #716823, 4.50%, 4/15/39	52,342
198,984	Pool #720080, 4.50%, 6/15/39	193,651
227,541	Pool #724629, 5.00%, 7/20/40	226,121
286,375	Pool #726550, 5.00%, 9/15/39	284,680
135,621	Pool #729346, 4.50%, 7/15/41	131,922
200,011	Pool #738844, 3.50%, 10/15/41	183,198
133,224	Pool #738845, 3.50%, 10/15/41	122,024
189,366	Pool #738862, 4.00%, 10/15/41	179,518
162,092	Pool #747241, 5.00%, 9/20/40	161,081
499,191	Pool #748654, 3.50%, 9/15/40	457,424
76,234	Pool #748846, 4.50%, 9/20/40	74,194
237,796	Pool #757016, 3.50%, 11/15/40	217,919
145,681	Pool #757017, 4.00%, 12/15/40	138,112
185,399	Pool #759297, 4.00%, 1/20/41	175,138
130,499	Pool #759298, 4.00%, 2/20/41	123,276
133,228	Pool #762877, 4.00%, 4/15/41	126,298
74,731	Pool #763564, 4.50%, 5/15/41	72,696
162,439	Pool #770481, 4.00%, 8/15/41	153,992
37,385	Pool #770482, 4.50%, 8/15/41	36,367
114,771	Pool #770517, 4.00%, 8/15/41	108,802
107,860	Pool #770529, 4.00%, 8/15/41	101,510
40,828	Pool #770537, 4.00%, 8/15/41	38,424
123,621	Pool #770738, 4.50%, 6/20/41	120,226
145,168	Pool #779592, 4.00%, 11/20/41	137,713
93,567	Pool #779593, 4.00%, 11/20/41	88,754
222,826	Pool #AA6312, 3.00%, 4/15/43	195,536

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$304,292	Pool #AA6424, 3.00%, 5/15/43	$268,431
360,911	Pool #AB2733, 3.50%, 8/15/42	330,397
272,938	Pool #AB2745, 3.00%, 8/15/42	241,994
539,291	Pool #AB2841, 3.00%, 9/15/42	478,150
40,758	Pool #AB2843, 3.00%, 9/15/42	36,139
364,375	Pool #AE6946, 3.00%, 6/15/43	319,749
65,210	Pool #AG8915, 4.00%, 2/20/44	61,136
291,636	Pool #AK6446, 3.00%, 1/15/45	256,937
365,883	Pool #AK7036, 3.00%, 4/15/45	322,093
274,186	Pool #AO3594, 3.50%, 8/20/45	248,534
141,808	Pool #AP3887, 3.50%, 9/20/45	128,529
305,373	Pool #AR4919, 3.50%, 3/20/46	276,631
447,672	Pool #AR4970, 3.50%, 4/20/46	405,500
401,832	Pool #AS2921, 3.50%, 4/20/46	363,978
337,399	Pool #AS4332, 3.00%, 6/20/46	296,600
391,139	Pool #AS5511, 3.50%, 3/20/46	354,293
669,722	Pool #AX7237, 3.50%, 11/20/46	606,632
534,183	Pool #BO2104, 3.00%, 8/20/49	459,491
1,427,296	Pool #BR3787, 3.00%, 12/20/49	1,239,593
592,334	Series 2012-100, Class B, 2.31%, 11/16/51(a)	528,733
242,284	Series 2012-107, Class A, 1.15%, 1/16/45	223,921
824,535	Series 2012-115, Class A, 2.13%, 4/16/45	708,601
738,589	Series 2012-120, Class A, 1.90%, 2/16/53	628,697
324,507	Series 2012-131, Class A, 1.90%, 2/16/53	276,629
128,565	Series 2012-144, Class AD, 1.77%, 1/16/53	111,372
46,973	Series 2013-105, Class A, 1.71%, 2/16/37	46,467
78,011	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	68,641
160,116	Series 2013-29, Class AB, 1.77%, 10/16/45	147,463
72,202	Series 2013-63, Class AB, 1.38%, 3/16/45	70,792
255,907	Series 2013-97, Class AC, 2.00%, 6/16/45	229,038
31,428	Series 2015-107, Class AB, 2.50%, 11/16/49	27,975
241,470	Series 2015-114, Class AD, 2.50%, 11/15/51	230,630
158,383	Series 2015-128, Class AD, 2.50%, 12/16/50	147,529
128,197	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	124,518
836,717	Series 2015-135, Class AC, 2.35%, 4/16/49	730,607
299,599	Series 2015-136, Class AC, 2.50%, 3/16/47	272,067
117,328	Series 2015-15, Class A, 2.00%, 11/16/48	104,015
357,669	Series 2015-154, Class AD, 2.50%, 5/16/54	311,250
297,102	Series 2015-171, Class DA, 2.37%, 3/16/46	261,761
267,270	Series 2015-22, Class A, 2.40%, 8/16/47	248,501
399,358	Series 2015-70, Class AB, 2.30%, 11/16/48	351,934
54,617	Series 2016-11, Class AD, 2.25%, 11/16/43	53,160
99,508	Series 2016-14, Class AB, 2.15%, 8/16/42	95,542
753,332	Series 2016-152, Class EA, 2.20%, 8/15/58	595,691
768,646	Series 2016-157, Class AC, 2.00%, 11/16/50	646,441
203,092	Series 2016-39, Class AH, 2.50%, 9/16/44	190,159
75,000	Series 2016-50, Class A, 2.30%, 7/16/52	72,202

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$341,102	Series 2016-64, Class CA, 2.30%, 3/16/45	$320,816
158,321	Series 2016-94, Class AC, 2.20%, 8/16/57	129,434
100,109	Series 2016-96, Class BA, 1.95%, 3/16/43	95,770
483,443	Series 2017-127, Class AB, 2.50%, 2/16/59	394,807
725,393	Series 2017-135, Class AE, 2.60%, 10/16/58	600,564
287,544	Series 2017-140, Class A, 2.50%, 2/16/59	234,006
61,207	Series 2017-157, Class AH, 2.55%, 2/16/53	55,718
122,164	Series 2017-41, Class AC, 2.25%, 3/16/57	117,267
358,548	Series 2017-46, Class A, 2.50%, 11/16/57	291,553
222,990	Series 2017-71, Class AS, 2.70%, 4/16/57	201,398
154,982	Series 2017-9, Class AE, 2.40%, 9/16/50	138,492
398,650	Series 2018-2, Class AD, 2.40%, 3/16/59	350,042
202,785	Series 2018-26, Class AD, 2.50%, 3/16/52	187,748
		24,069,893
Small Business Administration — 1.7%
579,410	Pool #130612, 10.63%, 5/25/34	632,316
40,211	Pool #510751, (Prime Index + 0.325%), 8.33%, 6/25/30(b)	41,793
226,302	Pool #530089, (Prime Index - 0.125%), 7.88%, 1/25/47(b)	241,676
48,528	Pool #530222, (Prime Index + 0.635%), 8.64%, 7/25/32(b)	51,467
63,449	Pool #530390, (Prime Index - 1.000%), 7.00%, 11/25/33(b)	65,749
208,590	Pool #530413, (Prime Index + 0.825%), 8.83%, 1/25/34(b)	225,005
345,015	Pool #530536, (Prime Index - 2.600%), 5.40%, 3/25/34(b)	344,920
482,229	Pool #530566, (Prime Index + 1.625%), 9.63%, 5/25/34(b)	531,072
90,720	Pool #530594, (Prime Index + 3.625%), 11.63%, 2/25/34(b)	105,012
184,904	Pool #530597, (Prime Index + 3.375%), 11.38%, 6/25/34(b)	212,644
878,836	Pool #530624, (Prime Index + 3.375%), 11.38%, 5/25/34(b)	1,013,211
1,670,505	Pool #530625, (Prime Index + 3.625%), 11.63%, 8/25/34(b)	1,945,613
1,042,576	Pool #530626, (Prime Index + 1.625%), 9.63%, 8/25/34(b)	1,152,177
850,767	Pool #530627, (Prime Index + 2.125%), 10.13%, 8/25/34(b)	957,125
251,917	Pool #530674, (Prime Index + 0.375%), 8.38%, 10/25/34(b)	271,840
129,917	Pool #530676, (Prime Index + 1.605%), 9.61%, 10/25/34(b)	144,456
122,566	Pool #530704, (Prime Index + 0.855%), 8.86%, 12/25/34(b)	134,369
369,136	Pool #530708, (Prime Index + 1.605%), 9.61%, 12/25/34(b)	409,885
1,165,070	Pool #530709, (Prime Index + 3.355%), 11.36%, 12/25/34(b)	1,355,530
1,480,843	Pool #530710, (Prime Index + 1.855%), 9.86%, 12/25/34(b)	1,657,100
96,952	Pool #540104, (Prime Index + 2.601%), 10.60%, 3/25/33(b)	107,159
463,946	Pool #540109, (Prime Index + 1.197%), 9.20%, 5/25/33(b)	501,040
96,601	Pool #540110, (Prime Index + 2.500%), 10.50%, 7/25/33(b)	107,689
		12,208,848

Total U.S. Government Agency Backed Mortgages		648,618,673
(Cost $731,186,408)
U.S. Government Agency Obligations — 3.2%
Small Business Administration — 3.2%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	494
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	1,902

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	$8,685
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	5,929
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b),(c)	14,581
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	7,860
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	4,734
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(b),(c)	8,347
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	13,812
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	10,136
236,974	(Prime Index - 2.600%), 5.40%, 9/25/41(b)	235,970
130,787	(Prime Index - 2.600%), 5.40%, 9/25/41(b)	130,718
179,493	(Prime Index - 2.600%), 5.40%, 7/25/42(b)	179,341
393,542	(Prime Index - 2.550%), 5.45%, 7/25/42(b)	393,735
138,491	(Prime Index - 2.525%), 5.48%, 11/25/41(b)	138,107
86,630	(Prime Index - 2.500%), 5.50%, 2/25/28(b)	86,665
90,326	6.08%, 12/19/29(a),(c)	91,079
108,428	6.58%, 4/8/29(b),(c)	109,085
337,587	(Prime Index - 1.400%), 6.60%, 7/25/41(b)	346,266
169,427	7.08%, 7/25/30	168,042
724,766	(Prime Index - 0.675%), 7.33%, 9/25/43(b)	754,928
3,172,768	(Prime Index - 0.675%), 7.33%, 11/25/45(b)	3,327,207
744,961	(Prime Index - 0.675%), 7.33%, 1/25/46(b)	778,225
55,823	(Prime Index - 0.453%), 7.55%, 11/25/27(b)	56,165
713,681	(Prime Index - 0.339%), 7.66%, 12/25/45(b)	750,028
117,691	(Prime Index - 0.211%), 7.79%, 2/25/40(b)	121,869
134,495	(Prime Index - 0.100%), 7.90%, 7/25/29(b)	136,978
40,574	(Prime Index + 0.068%), 8.07%, 12/25/40(b)	42,589
152,767	(Prime Index + 0.090%), 8.09%, 6/25/29(b)	156,202
159,965	(Prime Index + 0.129%), 8.13%, 8/25/29(b)	163,698
339,875	(Prime Index + 0.125%), 8.13%, 1/25/46(b)	362,996
181,006	(Prime Index + 0.208%), 8.21%, 11/25/28(b)	183,308
58,697	(Prime Index + 0.325%), 8.33%, 10/25/30(b)	61,212
1,455,228	(Prime Index + 0.325%), 8.33%, 11/25/30(b)	1,514,764
594,863	(Prime Index + 0.325%), 8.33%, 6/25/31(b)	623,082
1,046,809	(Prime Index + 0.325%), 8.33%, 7/25/31(b)	1,096,345
375,346	(Prime Index + 0.325%), 8.33%, 2/25/45(b)	401,884
912,047	(Prime Index + 0.325%), 8.33%, 8/25/46(b)	983,774
4,135	(Prime Index + 0.355%), 8.36%, 2/25/26(b)	4,145
1,198,638	(Prime Index + 0.375%), 8.38%, 5/25/31(b)	1,255,740
190,443	(Prime Index + 0.375%), 8.38%, 10/25/31(b)	200,094
659,756	(Prime Index + 0.375%), 8.38%, 8/25/46(b)	708,795
13,696	(Prime Index + 0.711%), 8.46%, 8/25/27(b)	13,764
1,173,535	(Prime Index + 0.515%), 8.52%, 12/25/45(b)	1,264,321
618,863	(Prime Index + 0.575%), 8.58%, 4/25/31(b)	648,229
110,962	(Prime Index + 0.690%), 8.69%, 3/25/30(b)	114,888
347,523	(Prime Index + 0.692%), 8.69%, 11/25/30(b)	364,320
20,769	(Prime Index + 0.700%), 8.70%, 2/25/28(b)	21,277
212,492	(Prime Index + 0.719%), 8.72%, 5/25/29(b)	216,187

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$55,541	(Prime Index + 0.776%), 8.78%, 9/25/28(b)	$56,877
90,112	(Prime Index + 0.794%), 8.79%, 2/25/28(b)	92,520
176,095	(Prime Index + 0.823%), 8.82%, 2/25/29(b)	180,508
670,893	(Prime Index + 0.825%), 8.83%, 9/25/31(b)	709,268
56,551	(Prime Index + 0.840%), 8.84%, 3/25/29(b)	57,718
58,386	(Prime Index + 0.847%), 8.85%, 3/25/31(b)	61,551
189,333	(Prime Index + 0.863%), 8.86%, 6/25/29(b)	195,107
59,509	(Prime Index + 0.872%), 8.87%, 2/25/30(b)	61,692
115,517	(Prime Index + 0.878%), 8.88%, 8/25/30(b)	120,965
25,451	(Prime Index + 0.908%), 8.91%, 6/25/28(b)	25,707
482,932	(Prime Index + 0.918%), 8.92%, 12/25/30(b)	507,061
34,213	(Prime Index + 0.928%), 8.93%, 1/25/29(b)	34,812
29,189	(Prime Index + 0.947%), 8.95%, 7/25/29(b)	30,353
73,861	(Prime Index + 0.962%), 8.96%, 5/25/29(b)	76,907
134,567	(Prime Index + 0.976%), 8.98%, 7/25/30(b)	140,095
101,352	(Prime Index + 0.994%), 8.99%, 1/25/31(b)	106,546
22,845	(Prime Index + 1.003%), 9.00%, 11/25/28(b)	23,654
91,371	(Prime Index + 1.015%), 9.02%, 7/25/29(b)	94,075
133,369	(Prime Index + 1.028%), 9.03%, 2/25/31(b)	140,412
71,559	(Prime Index + 1.049%), 9.05%, 9/25/29(b)	74,519
135,784	(Prime Index + 1.064%), 9.06%, 12/25/29(b)	141,755
69,254	(Prime Index + 1.071%), 9.07%, 6/25/30(b)	72,739
28,415	9.08%, 9/25/29	28,856
131,673	(Prime Index + 1.152%), 9.15%, 9/25/28(b)	133,279
9,478	(Prime Index + 1.161%), 9.16%, 11/25/26(b)	9,510
94,251	(Prime Index + 1.225%), 9.23%, 5/25/29(b)	96,569
56,666	(Prime Index + 1.239%), 9.24%, 6/25/29(b)	59,215
40,661	(Prime Index + 1.272%), 9.27%, 10/25/31(b)	43,222
216,661	(Prime Index + 1.333%), 9.33%, 6/25/31(b)	229,873
132,373	(Prime Index + 1.575%), 9.58%, 7/25/30(b)	139,618
11,830	(Prime Index + 1.602%), 9.60%, 7/25/28(b)	11,982
64,801	9.88%, 6/7/29(c)	66,531
36,059	(Prime Index + 2.325%), 10.33%, 10/25/30(b)	38,683
141,635	(Prime Index + 2.325%), 10.33%, 1/25/31(b)	151,644
		22,296,325

Total U.S. Government Agency Obligations		22,296,325
(Cost $23,049,253)
Municipal Bonds — 1.9%
California — 0.9%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,753,500
790,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 1/31/25 @ 100	790,097
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	188,258

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	$1,586,199
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,590,613
		5,908,667
Colorado — 0.00%
88,705	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	75,245

District of Columbia — 0.1%
525,903	District of Columbia Housing Finance Agency Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	473,904

Illinois — 0.00%
140,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 1/31/25 @ 100	140,084

Minnesota — 0.1%
451,281	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	408,105

Missouri — 0.1%
734,086	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	584,871

New York — 0.6%
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	285,919
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	292,003
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	187,301
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	489,356
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	147,874
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	227,524
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	965,767
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	471,368

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$230,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 1/31/25 @ 100	$230,068
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 1/31/25 @ 100	1,000,165
		4,297,345
Vermont — 0.00%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	92,926

Washington — 0.1%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	769,801

Total Municipal Bonds		12,750,948
(Cost $13,629,016)
Corporate Bond — 0.00%
Consumer, Non-cyclical — 0.00%
105,000	Montefiore Medical Center, 2.15%, 10/20/26	99,711

Total Corporate Bond		99,711
(Cost $105,000)

Shares
Investment Company — 8.1%
55,832,942	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	55,832,942

Total Investment Company		55,832,942
(Cost $55,832,942)

Total Investments		$739,899,675
(Cost $824,103,694) — 107.8%
Liabilities in excess of other assets — (7.8)%		(53,514,531)
NET ASSETS — 100.0%		$686,385,144

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Access Capital Community Investment Fund  (cont.)

December 31, 2024 (Unaudited)
(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.
Financial futures contracts as of December 31, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	340	March 2025	$53,695	USD	$36,143,595	Barclays Capital Group
Total			$53,695

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	60	March 2025	$89,774	USD	$6,678,750	Barclays Capital Group
Total			$89,774

Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar